Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 28.3	$ 10.9	$ 119.0	$ 17.1	$ (29.2)
Change in unrealized loss on interest rate swap agreements, net of tax			0	0	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax			0	1.9	47.3
Foreign currency translation adjustment	(2.4)	1.9	2.5	(1.8)	3.9
Other Comprehensive Income (Loss), Net of Tax	(2.4)	1.9	2.5	0.1	19.1
Comprehensive income (loss)	$ 25.9	$ 12.8	$ 121.5	$ 17.2	$ (10.1)